GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.17

Client Project Name:	GCAT 2023-INV1
Start - End Dates:	5/2021 - 5/2023

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	2
Total				2

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